OTHER EXPENSES - Amounts recognized in other expenses line item in consolidated statements of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER EXPENSES
Loss on disposal of property, plant and mine development (Note 9)	$ 26,759	$ 8,754
Interest income	(7,959)	(9,820)
Temporary suspension and other costs due to COVID-19		11,275
Acquisition costs (Note 5)	21,503	95,035
Environmental remediation	2,712	10,417
Other costs	23,254	25,647
Total other expenses	$ 66,269	$ 141,308